Annual Fund Operating Expenses (Invesco Van Kampen V.I. Comstock Fund, Series II shares, Invesco Van Kampen V.I. Comstock Fund)	12 Months Ended
	May 02, 2011
Invesco Van Kampen V.I. Comstock Fund | Series II shares, Invesco Van Kampen V.I. Comstock Fund
Annual Fund Operating Expenses
Management Fees	0.56%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.29%
Total Annual Fund Operating Expenses	1.10%	[1]
Fee Waiver and/or Expense Reimbursement	0.23%	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.87%

[1]	"Total Annual Fund Operating Expenses" have been restated and reflect the reorganization of one or more affiliated investment companies into the Fund.
[2]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed below) of Series II shares to 0.87% of average daily net assets. In determining the Adviser's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the limit reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items; and (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2012.